Cash and cash equivalents and financial assets, Cash and cash equivalents (Details) SFr in Thousands	Dec. 31, 2023 CHF (SFr) SFr / € SFr / $	Dec. 31, 2022 CHF (SFr) SFr / € SFr / $	Dec. 31, 2021 CHF (SFr) SFr / $	Dec. 31, 2020 CHF (SFr)
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 78,494	SFr 31,586	SFr 82,216	SFr 160,893
Translation rate into CHF | SFr / $	0.851	0.933	0.923
CHF [Member]
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 52,437	SFr 24,418
EUR [Member]
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 8,155	SFr 1,313
Translation rate into CHF | SFr / €	0.942	0.994
USD [Member]
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 17,902	SFr 5,855
Translation rate into CHF | SFr / $	0.851	0.933